Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2016
Earnings per Share ("EPS")
Schedule of calculation of the basic EPS and the diluted EPS

	Net Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount
	(Dollars in Thousands,
	Except Per Share Amounts)
December 31, 2016:
Basic EPS
Net income available to common shareholders	$133,932	65,967,989	$2.03
Potential dilutive common shares and warrants	—	345,501
Diluted EPS	$133,932	66,313,490	$2.02
December 31, 2015:
Basic EPS
Net income available to common shareholders	$136,726	66,411,193	$2.06
Potential dilutive common shares and warrants	—	225,160
Diluted EPS	$136,726	66,636,353	$2.05
December 31, 2014:
Basic EPS
Net income available to common shareholders	$153,151	66,872,500	$2.29
Potential dilutive common shares	—	183,956
Diluted EPS	$153,151	67,056,456	$2.28